Borrowings - Terminated Facilities (Details) $ in Thousands	Mar. 07, 2019 USD ($)	Mar. 06, 2019 USD ($)	Dec. 31, 2019 USD ($)	Feb. 20, 2019 USD ($) installment	Dec. 31, 2018 USD ($) installment	Dec. 31, 2017 USD ($)	Nov. 12, 2014 USD ($)
Borrowings
Outstanding balance			$ 3,147,395		$ 2,828,459
Old Partnership Facility | GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners, GasLog Partners Holdings LLC
Borrowings
Maximum loan facility amount							$ 450,000
Outstanding balance					$ 360,000	$ 382,500
Number of equal quarterly installment of debt repayment | installment					4
Installment amount					$ 5,625
Final balloon payment					$ 337,500
Prepayment of debt		$ 354,375
Unamortized fees written off	$ 988
2019 Partnership Facility | GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners, GasLog Partners Holdings LLC
Borrowings
Maximum loan facility amount				$ 450,000
Outstanding balance			$ 425,949
Number of equal quarterly installment of debt repayment | installment				20
Installment amount				$ 7,357